Sep. 30, 2018
Money Market Obligations Trust

Federated Institutional Prime Value Obligations Fund

INSTITUTIONAL SHARES (TICKER PVOXX)
SERVICE SHARES (TICKER PVSXX)
CAPITAL SHARES (TICKER PVCXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2018

Please insert the following text right after the heading entitled "Risk/Return Summary: Investments, Risks and Performance."

"RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

For purposes of the discussion in this section, references to the "Fund" should be read to include a reference to the Federated Institutional Prime Obligations Fund ("Underlying Fund"), unless otherwise specified, since the Fund invests all or substantially all of its net assets in the Institutional Shares of the Underlying Fund."